united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Emile Molineaux

Gemini Fund Services, LLC.,80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 6/30

Date of reporting period: 3/31/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Eventide Gilead Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018
Shares		Fair Value

	COMMON STOCK - 93.0%
	AUTO MANUFACTURERS - 0.5%
30,000	Tesla Motors, Inc. *	$7,983,900

	AUTO PARTS & EQUIPMENT - 7.3%
195,000	Aptiv PLC	16,569,150
52,666	Delphi Automotive PLC	2,509,535
184,000	Lear Corp.	34,240,560
587,000	Magna International, Inc.	33,077,450
255,600	WABCO Holdings, Inc. *	34,217,172
		120,613,867
	BIOTECHNOLOGY - 14.0%
401,000	Acceleron Pharma, Inc. *	15,679,100
301,000	Avexis, Inc. *	37,197,580
208,638	Bluebird Bio, Inc. *	35,624,939
241,000	Celgene Corp. *	21,499,610
134,000	Loxo Oncology, Inc. *	15,459,580
153,000	Sage Therapeutics, Inc. *	24,643,710
405,000	Seattle Genetics, Inc. *	21,197,700
174,000	Spark Therapeutics, Inc. *	11,586,660
676,400	Stemline Therapeutics, Inc. *	10,348,920
1,203,500	Veracyte, Inc. *(a)	6,691,460
160,000	Vertex Pharmaceuticals, Inc. *	26,076,800
156,000	WaVe Life Sciences, Ltd. *	6,255,600
		232,261,659
	BUILDING MATERIALS - 4.0%
644,100	JELD-WEN Holding, Inc. *	19,722,342
118,000	Lennox International, Inc.	24,115,660
170,000	Masonite International Corp. *	10,429,500
110,000	Vulcan Materials Co.	12,558,700
		66,826,202
	COMMERCIAL SERVICES - 2.2%
982,000	Macquarie Infrastructure Corp.	36,265,260

	COMPUTERS - 1.8%
479,000	Varonis Systems, Inc. *	28,979,500

	DISTRIBUTION/WHOLESALE - 2.0%
610,000	KAR Auction Services, Inc.	33,062,000

	DIVERSIFIED FINANCIAL SERVICES - 1.3%
242,000	Ellie Mae, Inc. *	22,249,480

	ELECTRIC - 1.9%
1,418,600	8Point3 Energy Partners LP #	17,235,990
736,000	Atlantica Yield PLC	14,410,880
		31,646,870
	ELECTRONICS - 1.4%
295,000	Arrow Electronics, Inc. *	22,720,900

	ENERGY-ALTERNATE SOURCES - 2.8%
735,000	NextEra Energy Partners LP	29,392,650
970,000	Pattern Energy Group, Inc.	16,771,300
		46,163,950
	ENVIRONMENTAL CONTROL - 2.2%
517,000	Waste Connections, Inc.	37,089,580

	FOOD - 1.8%
4,300,540	SunOpta, Inc. *(a)	30,533,834

	HAND/MACHINE TOOLS - 1.4%
160,000	Snap-on, Inc.	23,606,400

Eventide Gilead Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018
Shares		Fair Value

	INTERNET - 5.9%
104,000	Palo Alto Networks, Inc. *	$18,878,080
158,000	Proofpoint, Inc. *	17,956,700
360,000	Trade Desk, Inc. *	17,863,200
626,000	Wayfair, Inc. *	42,273,780
		96,971,760
	IRON/STEEL - 2.0%
754,000	Steel Dynamics, Inc.	33,341,880

	MACHINERY-DIVERSIFIED - 1.0%
59,000	Roper Technologies, Inc.	16,560,710

	PHARMACEUTICALS - 10.5%
323,000	AbbVie, Inc.	30,571,950
103,000	Agios Pharmaceuticals, Inc. *	8,423,340
1,077,000	Aimmune Therapeutics, Inc. *	34,280,910
997,000	Ascendis Pharma A/S *	65,203,800
1,344,376	Collegium Pharmaceutical, Inc. *	34,348,807
4,979,484	ESSA Pharma, Inc. *(a)^	946,101
19,732	Myovant Sciences, Ltd. *	419,699
		174,194,607
	RETAIL - 3.0%
565,000	Lowe's Cos., Inc.	49,578,750

	SEMICONDUCTORS - 8.3%
172,000	ASML Holding NV	34,152,320
370,000	Cirrus Logic, Inc. *	15,033,100
555,000	Inphi Corp. *	16,705,500
826,000	Integrated Device Technology, Inc. *	25,242,560
227,000	Lam Research Corp.	46,117,320
		137,250,800
	SOFTWARE - 10.4%
894,000	Five9, Inc. *	26,632,260
350,000	HubSpot, Inc. *	37,905,000
942,000	Instructure, Inc. *	39,705,300
96,000	Paycom Software, Inc. *	10,309,440
453,000	Splunk, Inc. *	44,570,670
327,000	Twilio, Inc. *	12,484,860
		171,607,530
	TELECOMMUNICATIONS - 2.5%
66,000	Arista Networks, Inc. *	16,849,800
441,000	GTT Communications, Inc. *	25,004,700
		41,854,500
	TRANSPORTATION - 4.8%
788,000	XPO Logistics, Inc. *	80,226,280

	TOTAL COMMON STOCK (Cost $1,096,885,468)	1,541,590,219

	PREFERRED STOCK - 0.3%
	PHARMACEUTICALS - 0.3%
3,062,500	Entasis Therapeutics Class B *(a)+#!	1,716,531
5,190,678	Entasis Therapeutics Class B1 *(a)+#!	2,909,375
	TOTAL PREFERRED STOCK (Cost $6,125,110)	4,625,906

	WARRANTS - 0.1%
7,400,000	ESSA Pharma, Inc. *(a)+	1,274,539
	TOTAL WARRANTS (Cost $1,480,000)	1,274,539

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 3.1%
300,000	Crown Castle International Corp.	32,883,000
80,000	Extra Space Storage, Inc.	6,988,800
635,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	12,382,500
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $40,777,904)	52,254,300

Eventide Gilead Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018
Shares		Fair Value

	SHORT-TERM INVESTMENTS - 5.0%
4,988,636	Federated Treasury Obligations Fund - Institutional Class, 1.26% **	$4,988,636
77,329,087	Fidelity Investments Money Market Fund - Institutional Class, 1.53% **	77,329,087
	TOTAL SHORT-TERM INVESTMENTS (Cost $82,317,722)	82,317,723

	TOTAL INVESTMENTS - 101.5% (Cost $1,227,586,204)(b)	$1,682,062,687
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5) %	(25,341,485)
	TOTAL NET ASSETS - 100.0%	$1,656,721,202

PLC - Public Limited Company
* Non-Income producing security.
(a) Illiquid security. As of March 31, 2018 represented 2.66% of Total Net Assets
^ Private investments in public equities "PIPE". PIPE invesments are Unregistered shares of an illiquid and restricted security.
+ Fair valued security. As of March 31, 2018 fair valued securities had a market value of $5,900,445 and represented 0.36% of Total Net Assets.
# Affilliated company - the Fund holds in excess of 5% of the outstanding voting securities of this company.
! Private investment.
** Interest rate reflects seven-day effective yield on March 31, 2018.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,219,083,498 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$515,937,624
	Unrealized depreciation	(52,958,435)
	Net unrealized appreciation	$462,979,189

	Eventide Global Dividend Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	March 31, 2018
Shares		Fair Value
	COMMON STOCK - 79.7%
	AGRICULTURE - 1.5%
1,700	Bunge Ltd.	$125,698

	AUTO MANUFACTURERS - 4.6%
7,000	Honda Motor Co. Ltd.	243,110
3,100	New Flyer Industries, Inc.	140,807
		383,917
	AUTO PARTS & EQUIPMENT - 7.1%
1,500	Aptiv PLC	127,455
7,000	Cie Generale des Etablissements Michelin	207,410
4,500	Magna International, Inc.	253,575
		588,440
	BANKS - 6.1%
8,500	First Hawaiian, Inc.	236,555
10,000	Nordea Bank AB	106,750
7,500	Westpac Banking Corp.	166,350
		509,655
	BUILDING MATERIALS - 3.2%
7,500	Johnson Controls International PLC	264,300

	COMMERCIAL SERVICES - 2.2%
12,000	Atlantia SpA	185,820

	ELECTRIC - 16.3%
15,000	8Point3 Energy Partners LP	182,250
10,500	Atlantica Yield PLC	205,590
9,500	Brookfield Renewable Partners LP	295,735
60,000	Cia Energetica de Minas Gerais	154,800
2,000	EDP - Energias de Portugal SA	75,820
10,000	Hydro One Ltd. (a)	162,265
6,000	NRG Yield, Inc.	102,000
17,000	Red Electrica Corp SA	174,250
		1,352,710
	ELECTRICAL COMPONENTS & EQUIPMENT - 4.4%
1,050	Acuity Brands, Inc.	146,150
12,500	Schneider Electric SE	219,875
		366,025
	ENERGY-ALTERNATE SOURCES - 8.1%
7,200	NextEra Energy Partners LP	287,928
4,500	Pattern Energy Group, Inc.	77,805
16,000	TerraForm Power, Inc.	171,680
5,500	Vestas Wind Systems A/S	131,615
		669,028
	ENGINEERING & CONSTRUCTION - 2.5%
8,500	Vinci SA	209,355

	ENVIORNMENTAL CONTROL - 1.5%
8,500	Covanta Holding Corp.	123,250

	HAND/MACHINE TOOLS - 0.8%
470	Snap-on, Inc.	69,344

	INSURANCE - 4.3%
10,500	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	244,513
5,000	NN Group NV	111,400
		355,913
	MACHINERY-CONSTRUCTION & MINING - 3.2%
11,000	ABB Ltd.	261,140

	MACHINERY-DIVERSIFIED - 1.7%
5,500	FANUC Corp.	139,865

	MISCELLANEOUS MANUFACTURING - 4.0%
2,000	Eaton Corp. PLC	159,820
2,000	Ingersoll-Rand PLC	171,020
		330,840
	Eventide Global Dividend Opportunity Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	March 31, 2018

Shares		Fair Value
	OFFICE FURNISHINGS - 1.7%
4,300	Herman Miller, Inc.	$137,385

	RETAIL - 2.0%
20,000	Kingfisher PLC	166,600

	SEMICONDUCTORS - 2.9%
5,500	Taiwan Semiconductor Manufacturing Co. Ltd.	240,680

	TELECOMMUNICATIONS - 1.6%
20,000	Telefonaktiebolaget LM Ericsson	128,000

	TOTAL COMMON STOCK (Cost $6,768,682)	6,607,965

	PREFERRED STOCK - 0.8%
	AGRICULTURE - 0.8%
600	Bunge Ltd. *	64,860
	TOTAL PREFERRED STOCK (Cost $62,546)	64,860

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 9.8%
6,000	Brandywine Realty Trust	95,280
8,000	British Land Co. PLC	73,920
190	Crown Castle International Corp. *	214,041
5,500	Granite Point Mortgage Trust, Inc.	90,970
9,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	175,500
2,000	Ventas, Inc.	99,060
1,100	Welltower, Inc.	59,873
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $836,874)	808,644

	SHORT-TERM INVESTMENTS - 14.2%
1,176,084	Fidelity Investments Money Market Fund - Institutional Class, 1.53% (b)	1,176,084
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,176,084)	1,176,084

	TOTAL INVESTMENTS - 104.5% (Cost $8,844,186) (c)	$8,657,553
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.5) %	(374,893)
	TOTAL NET ASSETS - 100.0%	$8,282,660

PLC - Public Limited Company
* Non-Income producing security.
(a) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 1.96% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b) Interest rate reflects seven-day effective yield on March 31, 2018.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,844,186 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$104,729
	Unrealized depreciation	(291,362)
	Net unrealized depreciation	$(186,633)

Eventide Healthcare & Life Sciences Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018
Shares		Fair Value

	COMMON STOCK - 91.4%
	BIOTECHNOLOGY - 42.3%
113,600	ACADIA Pharmaceuticals, Inc. *	$2,552,592
128,900	Acceleron Pharma, Inc. *	5,039,990
62,000	Alnylam Pharmaceuticals, Inc. *	7,384,200
100,000	Argenx SE *	8,044,000
270,000	Audentes Therapeutics, Inc. *	8,113,500
120,000	Avexis, Inc. *	14,829,600
346,000	Biohaven Pharmaceutical Holding Co. Ltd. *	8,912,960
75,000	BioMarin Pharmaceutical, Inc. *	6,080,250
68,965	Bluebird Bio, Inc. *	11,775,774
150,000	Blueprint Medicines Corp. *	13,755,000
120,000	Celgene Corp. *	10,705,200
334,000	Dermira, Inc. *	2,668,660
63,000	Eiger BioPharmaceuticals, Inc. *	620,550
350,000	Endocyte, Inc. *	3,181,500
131,000	Exact Sciences Corp. *	5,283,230
105,000	Five Prime Therapeutics, Inc. *	1,803,900
31,000	Incyte Corp. *	2,583,230
95,000	Loxo Oncology, Inc. *	10,960,150
147,000	MacroGenics, Inc. *	3,698,520
25,000	Menlo Therapeutics, Inc. *	939,500
37,000	Prothena Corp. PLC *	1,358,270
68,200	PTC Therapeutics, Inc. *	1,845,492
23,000	Regeneron Pharmaceuticals, Inc. *	7,920,280
97,000	Sage Therapeutics, Inc. *	15,623,790
152,000	Seattle Genetics, Inc. *	7,955,680
400,000	Solid Biosciences, Inc. *	3,000,000
96,000	Spark Therapeutics, Inc. *	6,392,640
410,000	Stemline Therapeutics, Inc. *	6,273,000
2,265,455	Sunesis Pharmaceuticals, Inc. *#(a)	6,162,037
87,400	Ultragenyx Pharmaceutical, Inc. *	4,456,526
1,850,000	VBI Vaccines, Inc. *(a)	6,475,000
930,000	Veracyte, Inc. *(a)	5,170,800
83,000	Vertex Pharmaceuticals, Inc. *	13,527,340
1,700,000	Vical, Inc. *#(a)	2,465,000
222,000	WaVe Life Sciences, Ltd. *	8,902,200
		226,460,361
	HEALTHCARE-PRODUCTS - 1.0%
110,000	Repligen Corp. *	3,979,800
275,000	Tandem Diabetes Care, Inc. *	1,364,000
		5,343,800
	PHARMACEUTICALS - 45.9%
110,000	AbbVie, Inc.	10,411,500
140,000	Aclaris Therapeutics, Inc. *	2,452,800
75,000	Agios Pharmaceuticals, Inc. *	6,133,500
487,983	Aimmune Therapeutics, Inc. *	15,532,499
175,000	Akcea Therapeutics, Inc. *	4,481,750
175,000	Aquinox Pharmaceuticals, Inc. *	2,464,000
335,540	Ascendis Pharma A/S *	21,944,316
863,234	Colegium Pharmaceutical, Inc. *	22,055,629
170,000	DBV Technologies SA *	3,921,900
4,659,926	ESSA Pharma, Inc. *(a)	885,386
741,175	Fennec Pharmaceuticals, Inc. *(a)	8,960,806
40,000	Galapagos NV *	3,990,400
63,500	GW Pharmaceuticals PLC *	7,154,545
Eventide Healthcare & Life Sciences Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018
Shares		Fair Value

	PHARMACEUTICALS (Cont.) - 45.9%
275,000	InflaRx NV *	$7,931,000
192,000	Ironwood Pharmaceuticals, Inc. *	2,962,560
900,000	KalVista Pharmaceuticals, Inc. *#(a)	8,532,000
25,000	Madrigal Pharmaceuticals, Inc. *	2,919,750
400,000	Momenta Pharmaceuticals, Inc. *	7,260,000
152,000	MyoKardia, Inc. *	7,417,600
553,821	Myovant Sciences Ltd. *(a)	11,779,772
156,000	Neurocrine Biosciences, Inc. *	12,937,080
388,000	Ra Pharmaceuticals, Inc. *	2,060,280
394,585	Rocket Pharmaceuticals, Inc. *	7,398,469
226,000	Sarepta Therapeutics, Inc. *	16,744,340
130,000	Supernus Pharmaceuticals, Inc. *	5,954,000
150,000	Syros Pharmaceuticals, Inc. *	1,947,000
26,000	TESARO, Inc. *	1,485,640
335,000	uniQure NV *	7,872,500
703,425	Voyager Therapeutics, Inc. *	13,217,355
228,000	Xencor, Inc. *	6,835,440
265,000	Zogenix, Inc. *	10,613,250
		246,257,067
	SOFTWARE - 2.2%
37,000	athenahealth, Inc. *	5,292,110
108,200	Cerner Corp. *	6,275,600
		11,567,710

	TOTAL COMMON STOCK (Cost $351,265,518)	489,628,938

	PREFERRED STOCK - 1.2%
	PHARMACEUTICALS - 1.2%
2,805,179	Avrobio, Inc. Class B Shares *(a)+!	5,700,011
437,500	Entasis Therapeutics Class B *(a)+!	245,219
741,525	Entasis Therapeutics Class B1 *(a)+!	415,625
	TOTAL PREFERRED STOCK (Cost $6,875,110)	6,360,855

	WARRANTS - 0.3%
10,680,000	ESSA Pharma, Inc. *(a)+	1,839,470
112,500	Sunesis Pharmaceuticals, Inc. *(a)+	55,249
	TOTAL WARRANTS (Cost $2,136,000)	1,894,719

	SHORT-TERM INVESTMENTS - 11.8%
12,116,298	Federated Treasury Obligations Fund - Institutional Class, 1.26% **	12,116,298
50,930,234	Fidelity Investments Money Market Fund - Institutional Class, 1.53% **	50,930,234
	TOTAL SHORT-TERM INVESTMENTS (Cost $63,046,532)	63,046,532

	TOTAL INVESTMENTS - 104.7% (Cost $423,323,160)(b)	$560,931,044
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.7) %	(25,386,177)
	TOTAL NET ASSETS - 100.0%	$535,544,867

PLC - Public Limited Company
* Non-Income producing security.
# Affiliated company - the Fund holds in excess of 5% of the outstanding voting securities of this company.
(a) Illiquid security. As of March 31, 2018 represented 10.96% of Total Net Assets
^ Private investments in public equities "PIPE". PIPE invesments are Unregistered shares of an illiquid and restricted security.
+ Fair valued security. As of March 31, 2018 fair valued securities had a market value of $8,255,574 and represented 1.54% of Total Net Assets.
! Private investment.
** Interest rate reflects seven-day effective yield on March 31, 2018.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $424,159,641 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$157,258,927
	Unrealized depreciation	(20,487,524)
	Net unrealized appreciation	$136,771,403

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018
Shares					Fair Value

	COMMON STOCK - 42.7%
	AGRICULTURE - 1.4%
20,000	Bunge Ltd. ^				$1,478,800

	AUTO MANUFACTURERS - 2.7%
52,000	Honda Motor Co., Ltd. - ADR				1,805,960
21,500	New Flyer Industries, Inc.				976,568
					2,782,528
	AUTO PARTS & EQUIPMENT - 2.9%
50,000	Cie Generale des Etablissement Michelin - ADR				1,481,500
27,000	Magna International, Inc. ^+				1,521,450
					3,002,950
	BANKS - 3.5%
80,000	First Hawaiian, Inc.				2,226,400
65,000	Nordea Bank - ADR				693,875
32,500	Westpac Banking Corp. - ADR				720,850
					3,641,125
	BUILDING MATERIALS - 2.0%
59,000	Johnson Controls International PLC ^				2,079,160

	COMMERCIAL SERVICES - 3.2%
100,000	Atlantia SpA - ADR				1,548,500
50,000	Macquarie Infrastructure Corp.				1,846,500
					3,395,000
	ELECTRIC - 8.2%
81,000	Atlantica Yield PLC				1,585,980
275,000	Cia Energetica de Minas Gerais - ADR				709,500
35,000	EDP - Energias de Portugal SA - ADR !				1,326,850
85,000	EDP - Renovaveis SA				835,550
80,000	Hydro One Limited #				1,298,119
55,000	NRG Yield, Inc.				935,000
70,000	Red Electrica Corp. - ADR				717,500
67,500	SSE PLC - ADR				1,219,388
					8,627,887
	ELECTRICAL COMPONENETS & EQUIPMENT - 2.3%
3,000	Acuity Brands, Inc. ^+				417,570
110,000	Schneider Electric - ADR				1,934,900
					2,352,470
	ENERGY-ALTERNATE SOURCES - 2.5%
60,000	Pattern Energy Group, Inc. ^				1,037,400
145,000	Terraform Power, Inc. *				1,555,850
					2,593,250
	ENGINEERING & CONSTRUCTION - 1.5%
64,000	Vinci SA - ADR				1,576,320

	ENVIRONMENTAL CONTROL - 0.9%
65,000	Covanta Holding Corp.				942,500

	HAND/MACHINE TOOLS - 0.6%
4,000	Snap-on, Inc. ^+				590,160

	INSURANCE - 1.8%
80,000	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen - ADR				1,862,960

	MACHINERY - CONSTRUCTION & MINING - 1.9%
84,000	ABB, Ltd. - ADR				1,994,160

	MISCELLANEOUS MANUFACTURING - 1.1%
15,000	Eaton Corp. PLC				1,198,650

	OFFICE FURNISHINGS - 1.1
36,500	Herman Miller, Inc.				1,166,175

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018
Shares					Fair Value

	COMMON STOCK (Cont.) - 42.7%
	PHARMACEUTICALS - 1.3%
14,000	AbbVie, Inc. ^+				$1,325,100

	REAL ESTATE INVESTMENT TRUSTS - 0.4%
51,155	British Land Co. PLC - ADR				472,672

	RETAIL - 1.2%
151,000	Kingfisher PLC - ADR				1,257,830

	SEMICONDUCTORS - 1.5%
36,000	Taiwan Semiconductors Manufacturing Co., Ltd. - ADR ^+				1,575,360

	TELECOMMUNICATIONS - 0.6%
95,000	Telefonaktiebolaget LM Ericsson - ADR				608,000

	TRANSPORTATION - 0.1%
1,000	Norfolk Southern Corp. ^+				135,780

	TOTAL COMMON STOCK (Cost $43,513,841)				44,658,837

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 7.4%
97,500	Brandywine Realty Trust				1,548,300
5,000	Crown Castle International Corp. ^+				548,050
3,000	Extra Space Storage, Inc. ^+				262,080
50,000	Granite Point Mortgage Trust, Inc.				827,000
80,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.				1,560,000
80,000	Lexington Realty Trust				629,600
15,500	Liberty Property Trust				615,815
17,500	Ventas, Inc.				866,775
16,500	Welltower, Inc. ^				898,095
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $8,064,758)				7,755,715

	PREFERRED STOCK - 8.5%
	DEBT FUNDS - 1.6%
15,000	Bunge, Ltd., 4.88%, Perpetual				1,621,500

	BANKS - 1.0%
45,000	First Republic Bank, 7.00%, Perpetual				1,179,000

	PRIVATE EQUITY - 1.3%
55,000	Hercules Capital, Inc., 6.25%, 7/30/2024				1,389,850

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 4.6%
21,500	Annaly Capital Management, Inc., 6.50%, Perpetual, Quarterly US LIBOR +4.1720%				525,675
21,000	Annaly Capital Management, Inc., 6.95%, Perpetual, Quarterly US LIBOR +4.9930%				532,350
800	Crown Castle International Corp. , 6.88%, Perpetual				901,224
67,054	Digital Realty Trust, Inc., 7.38%, Perpetual				1,762,850
40,000	Public Storage, 6.38%, Perpetual				1,056,000
					4,778,099
	TOTAL PREFERRED STOCK (Cost $8,852,014)				8,968,449

	LIMITED PARTNERSHIPS - 9.4%
	ELECTRIC - 4.1%
120,000	8Point3 Energy Partners LP				1,458,000
89,500	Brookfield Renewable Partners LP				2,786,135
					4,244,135
	ENERGY - ALTERNATIVE SOURCES - 2.3%
60,000	NextEra Energy Partners LP				2,399,400

	GAS - 1.2%
32,000	AmeriGas Partners LP				1,279,040

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018
Shares					Fair Value

	LIMITED PARTNERSHIPS (Cont.) - 9.4%
	PIPELINES - 1.8%
55,000	Spectra Energy Partners LP ^				$1,850,200

	TOTAL LIMITED PARTNERSHIPS (Cost $10,245,510)				9,772,775

Par Value
	BONDS - 17.4%
	AGRICULTURE - 0.1%
100,000	Bunge Ltd Finance Corp., 3.50%, 11/24/2020				100,406

	AUTO MANUFACTURERS - 0.6%
700,000	Tesla, Inc., 5.30%, 8/15/2025 #				613,375

	AUTO PARTS & EQUIPMENT - 0.6%
400,000	Lear Corp., 5.25%, 1/15/2025				422,832
175,000	Lear Corp., 5.38%, 3/15/2024				183,578
					606,410
	BANKS - 1.5%
250,000	Bank of America Corp., 1.95%, 5/12/2018				249,887
170,000	BB&T Corp., 2.63%, 6/29/2020				168,630
225,000	Citizens Financial Group, Inc., 2.38%, 7/28/2021				218,385
165,000	First Horizon National Corp., 3.50%, 12/15/2020				165,992
250,000	Morgan Stanley, 2.20%, 12/7/2018				249,486
175,000	Synovus Financial Corp., 3.13%, 11/01/2022				169,813
325,000	Toronto-Dominion Bank, 1.85%, 9/11/2020				316,405
					1,538,598
	BIOTECHNOLOGY - 0.4%
400,000	Acorda Therapeutics, Inc., 1.75%, 6/15/2021				365,557

	BUILDING MATERIALS - 0.5%
151,000	Masco Corp., 5.95%, 3/15/2022				163,552
150,000	Masonite International Corp., 5.63%, 3/15/2023 #				155,063
235,000	Vulcan Materials Co., 2.57%, 3/1/2021				235,167
					553,782
	COMMERCIAL SERVICES - 1.1%
1,000,000	Local Initiatives Support Corp., 3.01%, 3/1/2022				966,211
165,000	United Rentals North America, Inc., 5.88%, 9/15/2026				172,219
					1,138,430
	COMPUTERS - 0.3%
325,000	Apple, Inc., 2.85%, 2/23/2023				322,549

	DISTIBUTION/WHOLESALE - 0.2%
175,000	LKQ Corp., 4.75%, 5/15/2023				175,000

	DIVERSIFIED FINANCIAL SERVICES - 2.3%
275,000	E*TRADE Financial Corp., 2.95%, 08/24/2022				267,974
225,000	Eaton Vance Corp., 3.625%, 06/15/2023				228,725
1,250,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc., 4.13%, 9/1/2022				1,197,500
225,000	Intercontinental Exchange, Inc., 3.75%, 12/1/2025				231,850
175,000	Lazard Group LLC, 4.25%, 11/14/2020				179,979
275,000	TD Ameritrade Holding Corp., 2.95%, 4/1/2022				272,680
					2,378,708
	ELECTRIC - 1.1%
225,000	Georgia Power Co., 3.25%, 4/1/2026				219,495
325,000	MidAmerican Energy Co., 3.10%, 5/1/2027				316,114
100,000	NRG Yield, Inc., 3.50%, 2/1/2019 #				99,636
250,000	NRG Yield Operating LLC, 5.38%, 8/15/2024				252,188
250,000	NRG Yield Operating LLC, 5.00%, 9/15/2026				246,875
					1,134,308
Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018
Par Value					Fair Value

	BONDS (Cont.) - 17.4%
	ENERGY - ALTERNATIVE SOURCES - 0.1%
100,000	Pattern Energy Group, Inc., 4.00%, 7/15/2020				$99,144

	ENGINEERING & CONSTRUCTION - 0.2%
170,000	MasTec, Inc., 4.875%, 3/15/2023				169,150

	ENVIRONMENTAL CONTROL - 0.3%
350,000	Convanta Holding Corp., 6.38%, 10/01/2022				357,000

	HOME BUILDERS - 0.1%
125,000	Lennar Corp., 6.95%, 6/1/2018				125,938

	INSURANCE - 0.9%
250,000	Aflac, Inc., 3.25%, 3/17/2025				245,756
250,000	Primerica, Inc., 4.75%, 7/15/2022				262,490
125,000	Principal Financial Group, 6.05%, 10/15/2036				152,756
250,000	UNUM Group, 4.00%, 3/15/2024				253,708
					914,710
	IRON/STEEL - 0.2%
250,000	Steel Dynamics, Inc. 5.25%, 4/15/2023				254,063

	MACHINERY- DIVERSIFIED - 0.2%
100,000	Roper Technologies, Inc., 3.80%, 12/15/2026				99,771
100,000	Roper Technologies, Inc., 6.25%, 9/01/2019				104,738
					204,509
	MISCELLANEOUS MANUFACTURING - 0.2%
200,000	Eaton Corp., 4.00%, 11/2/2032				200,998

	MULTI - NATIONAL - 0.3%
325,000	European Investment Bank, 2.50%, 10/15/2024				318,661

	PACKAGING & CONTAINERS - 0.3%
125,000	Berry Plastics Corp., 5.13%, 7/15/2023				126,879
125,000	Sealed Air Corp., 5.13%, 12/01/2024 #				127,800
100,000	WestRock RKT Co., 4.90%, 3/1/2022				105,328
					360,007
	PHARMACEUTICALS - 0.2%
250,000	Abbvie, Inc., 2.50%, 5/14/2020				246,891

	PIPELINES - 0.1%
100,000	Columbia Pipeline Group, Inc., 3.30%, 6/1/2020 #				99,843

	PRIVATE EQUITY - 0.2%
200,000	Hercules Capital, Inc., 4.38%, 2/1/2022				202,861

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018
Par Value					Fair Value

	BONDS (Cont.) - 17.4%
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 5.0%
$215,000	Boston Properties LP, 5.63%, 11/15/2020				$227,622
350,000	Brandywine Operating Partnership LP, 3.95%, 2/15/2023				353,485
250,000	Brandywine Operating Partnership LP, 4.10%, 10/1/2024				250,236
250,000	Crown Castle International Corp., 3.65%, 9/1/2027				238,675
300,000	Crown Castle International Corp., 5.25%, 1/15/2023				319,132
250,000	Digital Realty Trust LP, 2.75%, 2/1/2023				240,295
250,000	Digital Realty Trust LP, 5.25%, 3/15/2021				263,263
75,000	HCP, Inc., 2.63%, 2/1/2020				74,253
100,000	HCP, Inc., 4.00%, 12/1/2022				102,087
250,000	HCP, Inc., 4.00%, 6/1/2025				250,752
200,000	Healthcare Trust of America, 2.95%, 7/1/2022				195,848
130,000	Highwoods Realty LP, 3.20%, 6/15/2021				129,156
100,000	Kimco Realty Corp., 6.88%, 10/1/2019				105,721
320,000	Lexington Realty Trust, 4.40%, 6/15/2024				318,210
250,000	Mid-America Apartments LP, 3.60%, 6/01/2027				242,436
245,000	Public Storage, 2.37%, 9/15/2022				236,060
215,000	Simon Property Group LP, 3.75%, 2/1/2024				218,184
265,000	Tanger Properties, 3.88%, 7/15/2027				256,660
250,000	Washington Real Estate Investment Trust, 3.95%, 10/15/2022				254,382
290,000	Welltower, Inc., 4.50%, 1/15/2024				300,287
50,000	WP Carey, Inc., 4.60%, 4/1/2024				51,313
					4,628,057
	RETAIL - 0.3%
250,000	AutoNation, Inc., 3.50%, 11/15/2024				241,295
160,000	AutoZone, Inc., 4.00%, 11/15/2020				163,836
160,000	Penske Auto Group, Inc., 5.75%, 10/01/2022				164,100
					569,231
	TELLECOMMUNICATIONS - 0.3%
300,000	Ericsson LM, 4.13%, 5/15/2022				298,125

	TRANSPORTATION - 0.3%
250,000	XPO Logistics, Inc., 6.50%, 6/15/2022 #				258,750

	TOTAL BONDS (Cost $18,572,793)				18,235,061

	CERTIFICATES OF DEPOSIT - 0.2%
248,000	Bar Harbor Bank & Trust, 2.79%, 6/27/2019				249,664
	TOTAL CERTIFICATES OF DEPOSIT (Cost $248,810)				249,664

	MUNICIPAL BONDS - 3.1%
	CALIFORNIA - 0.9%
200,000	City of Los Angeles CA Wastewater System Revenue, 3.69%, 6/1/2032				201,031
100,000	City of Napa CA Solid Waste Revenue, 2.33%, 8/1/2025				92,433
675,000	San Francisco City & County Redevelopment Agency, 3.53%, 8/1/2025				672,954
					966,418
	CONNECTICUT - 0.4%
400,000	State of Connecticut, 2.70%, 9/01/2022				391,058

	HAWAII - 0.2%
150,000	City & County of Honolulu HI, 2.52%, 10/1/2026				142,465

	ILLINOIS - 0.5%
500,000	Kane Cook & DuPage etc Counties Community College, 5.63%, 12/15/2031				531,605

	MASSACHUSETTS - 0.0%
30,000	Town of Lancaster MA, 2.85%, 9/15/2019				29,802

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018
Par Value					Fair Value

	MUNICIPAL BONDS (Cont.) - 3.1%
	MICHIGAN - 0.2%
$25,000	County of Ottawa MI, 7.00%, 5/1/2027				$26,166
95,000	Detroit City School District, 6.25%, 5/1/2018				95,257
20,000	Fraser Public School District, 5.45%, 5/1/2020				20,576
					141,999
	NEW JERSEY - 0.3%
315,000	Mainland Regional High School District, 5.38%, 10/15/2025				327,063

	NEW YORK - 0.0%
25,000	City of Auburn NY, 2.63%, 3/1/2020				24,724

	PENNSYLVANIA - 0.4%
400,000	Commonwealth of Pennsylvania, 5.35%, 5/1/2030				421,226

	TEXAS - 0.2%
235,000	Dallas County Schools, 3.45%, 12/01/2022				213,206

	TOTAL MUNICIPAL BONDS (Cost $3,274,653)				3,189,566

	ASSET BACKED SECURITIES - 5.6%
433,960	FGLMC Collateral, 3.00%, 10/1/2032				433,530
293,481	FGLMC Collateral, 3.00%, 8/1/2043				288,361
237,739	FGLMC Collateral, 3.50% 10/1/2043				239,616
114,364	FGLMC Collateral, 3.50% 1/1/2044				115,267
361,978	FGLMC Collateral, 3.50% 11/1/2044				363,890
167,303	FGLMC Collateral, 3.50% 9/1/2046				168,041
446,585	FGLMC Collateral, 3.50% 2/1/2048				448,028
154,682	FGLMC Collateral, 4.00%, 11/1/2044				159,486
190,788	FGLMC Collateral, 4.00%, 1/1/2045				196,717
234,248	FGLMC Collateral, 4.00%, 2/1/2045				241,245
363,476	FGLMC Collateral, 4.00%, 11/1/2045				374,767
432,358	FNMA Collateral, 3.00%, 11/1/2032				432,289
150,124	FNMA Collateral, 3.00%, 12/1/2042				147,853
238,993	FNMA Collateral, 3.00%, 7/1/2043				235,496
130,701	FNMA Collateral, 3.50%, 3/1/2045				131,406
262,658	FNMA Collateral, 3.50%, 1/1/2046				263,589
338,829	FNMA Collateral, 4.00%, 9/1/2047				348,334
363,819	FNMA Collateral, 4.00%, 11/1/2047				374,026
255,409	FNMA Collateral, 4.50%, 6/1/2044				270,225
147,995	GNMA2 Collateral, 3.00%, 1/20/2046				146,374
125,795	GNMA2 Collateral, 3.50%, 11/20/2045				127,260
155,652	GNMA2 Collateral, 4.00%, 9/20/2045				161,197
243,510	Option One Mortgage Loan Trust, 2.55%, 11/25/2034, Monthly US LIBOR +0.6800%				234,518
	TOTAL ASSET BACKED SECURITIES (Cost $6,055,598)				5,901,515

	COMMERCIAL MORTGAGE BACKED SECURITIES - 0.1%
97,107	WFRBS Commercial Mortgage Trust 2014-LC14, 2.86%, 3/15/2047				97,291
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $98,192)				97,291
Shares

	SHORT-TERM INVESTMENTS - 9.2%
2,007,864	Federated Treasury Obligations Fund - Institutional Shares, 1.26% **^				2,007,864
3,971,930	Fidelity Investments Money Market Fund - Institutional Class, 1.53% **^				3,971,929
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,979,793)				5,979,793

	TOTAL INVESTMENTS - 100.1% (Cost $104,905,962)(a)				$104,808,666
	TOTAL CALL OPTIONS WRITTEN - (0.1) % (Premiums Received $56,168)(a)				(56,460)
	TOTAL CALL OPTIONS WRITTEN - (0.0) % (Premiums Received $21,573)(a)				(35,875)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0) %				(17,835)
	TOTAL NET ASSETS - 100.0%				$104,698,496

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018
Contracts ~		Counterparty	Notional Value at March 31, 2018		Fair Value

	SCHEDULE OF CALL OPTIONS WRITTEN - (0.1) % *
20	AbbVie, Inc.
	June 2018, Exercise Price $105.00	Interactive Brokers	210,000		$3,720
10	Acuity Brands, Inc.
	May 2018, Exercise Price $150.00	Interactive Brokers	150,000		3,650
50	Crown Castle International Corp.
	May 2018, Exercise Price $110.00	Interactive Brokers	550,000		17,000
30	Extra Space Storage, Inc.
	May 2018, Exercise Price $85.00	Interactive Brokers	255,000		13,500
30	Magna International, Inc.
	May 2018, Exercise Price $57.50	Interactive Brokers	172,500		5,100
10	Norfolk Southern Corp.
	June 2018, Exercise Price $140.00	Interactive Brokers	140,000		5,400
20	Snap-on, Inc.
	June 2018, Exercise Price $160.00	Interactive Brokers	320,000		4,650
40	Taiwan Semiconductors Manufacturing Co., Ltd. - ADR
	May 2018, Exercise Price $46.00	Interactive Brokers	184,000		3,440
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $56,168)				$56,460

	SCHEDULE OF PUT OPTIONS WRITTEN - (0.0) % *
25	Acuity Brands, Inc.
	May 2018, Exercise Price $150	Interactive Brokers	375,000		$35,875
	TOTAL CALL OPTIONS WRITTEN (Premiums Received $21,573)				$35,875

ADR - American Depository Receipts
PLC - Public Limited Company
* Non-Income producing security.
** Interest rate reflects seven-day effective yield on March 31, 2018.
# 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 2.53% of total net assets. The securities may be resold in transactions exempt from registration typically only to a qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
^ All or a portion of the security is segregated as collateral for options written.
+ Subject to written options.
! Illiquid security. As of March 31, 2018 represented 1.27% of Total Net Assets
~ Each contract is equivalent to 100 shares of the underlying common stock.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including written options is $104,905,962 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
				Unrealized appreciation	$5,474,930
				Unrealized depreciation	(5,664,561)
				Net unrealized depreciation	$(189,631)

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2018

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation — Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2018 for the Fund's assets and liabilities measured at fair value:

Eventide Gilead Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks **	$1,541,590,219	$-	$-	$1,541,590,219
Preferred Stock	-	-	4,625,906	4,625,906
Warrants	-	1,274,539	-	1,274,539
Real Estate Investment Trust (REITs)	52,254,300	-	-	52,254,300
Short-Term Investments	82,317,723	-	-	82,317,723
Total	$1,676,162,242	$1,274,539	$4,625,906	$1,682,062,687

Eventide Global Dividend Opportunities Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks **	$6,607,965	$-	$-	$6,607,965
Preferred Stock	64,860	-	-	64,860
Real Estate Investment Trust (REITs)	808,644	-	-	808,644
Short-Term Investments	1,176,084	-	-	1,176,084
Total	$8,657,553	$-	$-	$8,657,553

Eventide Healthcare & Life Sciences Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks **	$489,628,938	$-	$-	$489,628,938
Preferred Stock	-	-	6,360,855	6,360,855
Warrants	-	1,894,719	-	1,894,719
Short-Term Investments	63,046,532	-	-	63,046,532
Total	$552,675,470	$1,894,719	$6,360,855	$560,931,044

Eventide Multi-Asset Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks **	$44,658,837	$-	$-	$44,658,837
Real Estate Investment Trust (REITs)	7,755,715	-	-	7,755,715
Preferred Stock	8,968,449	-	-	8,968,449
Limited Partnerships	9,772,775	-	-	9,772,775
Bonds	-	18,235,061	-	18,235,061
Certificates of Deposit	-	249,664	-	249,664
Municipal Bonds	-	3,189,566	-	3,189,566
Asset Backed Securities	-	5,901,515	-	5,901,515
Commercial Mortgage Backed Securities	-	97,291	-	97,291
Short-Term Investments	5,979,793	-	-	5,979,793
Total	$77,135,569	$27,673,097	$-	$104,808,666

Liabilities *	Level 1	Level 2	Level 3	Total
Call Options Written	$34,660	$21,800	$-	$56,460
Put Options Written	$-	$35,875	$-	$35,875
Total	$34,660	$57,675	$-	$92,335

* There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
** For a detailed break-out of common stock by industry classification, please refer to the Schedule of Investments

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2018

The following is a reconciliation of assets in which level 3 inputs were used in determining value:
Eventide Gilead Fund
	Preferred Stock	Total
Beginning Balance 6/30/2017	$2,909,375	2,909,375
Total realized gain (loss)	-	-
Appreciation (Depreciation)	(1,346,079)	(1,346,079)
Cost of Purchases	3,062,610	3,062,610
Proceeds from Sales	-	-
Net transfers in/out of level 3	-	-
Ending Balance 3/31/2018	$4,625,906	$4,625,906

Eventide Healthcare & Life Sciences Fund
	Preferred Stock	Total
Beginning Balance 6/30/2017	$415,625	415,625
Total realized gain (loss)	-	-
Appreciation (Depreciation)	(492,378)	(492,378)
Cost of Purchases	6,437,608	6,437,608
Proceeds from Sales	-	-
Net transfers in/out of level 3	-	-
Ending Balance 3/31/2018	$6,360,855	$6,360,855

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Level 3 securities are (1) review of the underlying common stock (2) review of the preferred stock conversion price outlined in the holding’s press release (3) review of any significant price changes in the underlying stock during the period. Significant changes in any of these inputs could result in a significantly lower or higher fair value treatment.

Portfolio Concentration Risk - The Eventide Healthcare & Life Sciences Fund invests primarily in equity and equity-related securities of companies in the healthcare and life sciences sectors that derive or are expected to derive 50% or more of their revenue from healthcare and life science products and services including, but not limited to, biotechnology, pharmaceuticals, diagnostics, life science tools, medical devices, healthcare information technology, healthcare services, synthetic biology, agricultural and environmental management, and pharmaceutical manufacturing products and services. Because of its focus on healthcare and life science companies, the Eventide Healthcare & Life Sciences Fund’s investment performance will be closely tied to many factors which affect those companies. As a result, the Eventide Healthcare & Life Sciences Fund’s net asset value is more likely to have greater fluctuations than that of a fund which invests in other industries.

Private Investment Risk - The Fund may invest in private investment in public equities (“PIPE”). PIPE investors may purchase securities directly from a publicly traded company in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, the Fund may bear the price risk from the time of pricing until the time of closing. In addition, the Fund may have to commit to purchase a specified number of shares at a fixed price, with the closing conditioned upon, among other things, the SEC’s preparedness to declare effective a resale registration statement covering the resale, from time to time, of the shares sold in the private financing. Because the sale of the securities is not registered under the 1933 Act, the securities are “restricted” and cannot be immediately resold by the investors into the public markets. Accordingly, PIPE securities may be deemed illiquid.

Option Risk - The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. During the period ended March 31, 2018, the Multi-Asset Income Fund had realized gain of $56,646 from options contracts. The unrealized depreciation on written option contracts subject to equity price risk amounted to $14,593 and serves as an indicator of the volume of derivative activity for the Fund during the period.

The notional value of the option contracts disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended March 31, 2018 is a reflection of the volume of derivative activity for the respective Fund.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 5/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 5/29/2018

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer /Treasurer

Date 5/29/2018